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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 2005

              Check here if Amendment [X]; Amendment Number: 2

             This Amendment (Check only one.):
              [X] is a restatement.
              [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                      Watershed Asset Management, L.L.C.
                              One Maritime Plaza
                                  Suite 1525
                        San Francisco, California 94111

                       Form 13F File Number: 28-11095

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Kevin Katari
                               Managing Member
                                 (415) 391.8900





                                /s/ Kevin Katari
                           ----------------------------
                            San Francisco, California
                                 August 15, 2005



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        0

                     Form 13 F Information Table Entry Total:

                                        1

                     Form 13 F Information Table Value Total:

                               $ 9,158 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4   COLUMN 5               COLUMN 6  COLUMN 7  COLUMN 8

                                                     VALUE      SHRS OR     SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS  CUSIP      ($1,000)   PRN AMT     PRN  CALL  DSCRETN   MANAGERS  SOLE        SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Manugistics Group Inc     Note            565011AB9  9,158      10,000,000  PRN        Sole                10,000,000
